Description of Business and Summary of Significant Accounting Policies (Details)	Sep. 18, 2023 $ / shares shares
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)	102,500,000
Sale of stock (in dollars per share) | $ / shares	$ 51
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued in transaction (in shares)	7,000,000